Statement of Cash Flows (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income (loss)	€ (512)	€ (5,021)	€ (7,475)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	900	1,179	931
Change in fair value	(1,805)	630	3,915
Other Non-cash compensation	140	367	76
Change in allowances for doubtful accounts & slow-moving inventories	154	(663)	153
Change in long-term provisions	147	(127)	(51)
Net capital loss on disposals of assets	56	455	290
Deferred tax expense (benefit)	(18)	(65)	(52)
Operating cash flow	(939)	(3,246)	(2,213)
Increase/Decrease in operating assets and liabilities:
Decrease (Increase) in trade accounts and notes and other receivables	1,066	2,554	2,507
Decrease (Increase) in inventories	(1,258)	(961)	(330)
Decrease (Increase) in other assets	(47)	24	75
(Decrease) Increase in trade accounts and notes payable	26	(822)	(91)
(Decrease) Increase in accrued expenses, other current liabilities	138	(44)	(110)
Net increase (decrease) in operating assets and liabilities	(75)	751	2,051
Net cash used in operating activities	(1,014)	(2,495)	(162)
Cash flows from investing activities:
Additions to capitalized assets produced by the Company	(867)	(528)	(334)
Net proceeds from sale of leased back assets	0	133	299
Acquisitions of property and equipment	(140)	(232)	(272)
Acquisitions of intangible assets	(14)	0	(44)
Net proceeds from sale of short term investments, net	0	36	536
Increase (decrease) in deposits and guarantees, net	(12)	3	50
Net cash generated by (used in) investing activities	(1,034)	(589)	234
Cash flow from financing activities:
Proceeds from capital increase	6,219	5,671	1,898
Proceeds from long term borrowings, net of financing costs	242	2,950	1,821
Repayment of long term borrowings	(114)	(6,210)	(2,176)
Repayment of obligations under capital leases	(226)	(587)	(595)
Increase (decrease) in bank overdrafts and short-term borrowings	(82)	113	395
Net cash generated by (used in) financing activities	6,039	1,937	1,342
Net effect of exchange rate changes on cash and cash equivalents	469	788	727
Net increase (decrease) in cash and cash equivalents	4,461	(360)	2,141
Cash and cash equivalents at beginning of year	6,681	7,041	4,900
Cash and cash equivalents at end of year	€ 11,142	€ 6,681	€ 7,041